Business Segments - Business Segments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Nov. 07, 2013	Sep. 30, 2011
Revenues	$ 160,140	$ 139,774	$ 127,514
Operating profit	17,768	20,434	14,101
Corporate expenses	(5,223)	(4,851)	(4,408)
Interest expense	1,475	2,520	2,638
Capital expenditures	32,311	38,548	34,348
Depreciation, depletion and amortization	16,139	14,065	12,994
Identifiable net assets	313,071	287,093	275,705
Discontinued transportation assets			0
Cash items	1,013	502	6,713		21,026
(a) Capital expenditures related to the Pipeline Transportation, Inc. acquisition				3,397
(b) Receivable on previously capitalized real estate taxes on Anacostia property			2,311
Transportation
Revenues	129,162	112,120	103,476
Operating profit	8,027	11,119	9,107
Corporate expenses	(1,721)	(1,765)	(1,631)
Capital expenditures	13,028	15,612	10,459
Depreciation, depletion and amortization	8,813	7,401	6,750
Identifiable net assets	59,465	49,410	42,642
(a) Capital expenditures related to the Pipeline Transportation, Inc. acquisition	3,397
Mining royalty land
Revenues	5,349	5,302	4,483
Operating profit	4,736	4,739	3,905
Corporate expenses	(755)	(731)	(674)
Interest expense	44	59	40
Capital expenditures	0	0	11,039
Depreciation, depletion and amortization	124	105	112
Identifiable net assets	39,368	40,008	39,695
Developed property rentals
Revenues	25,629	22,352	19,555
Operating profit	10,228	9,427	5,497
Corporate expenses	(1,133)	(1,094)	(1,012)
Interest expense	1,431	2,461	2,598
Capital expenditures	16,939	19,751	11,804
Capital expenditures - capitalized interest	1,763	1,863	1,646
Capital expenditures - internal labor	469	418	609
Capital expenditures - real estate taxes (a)	112	904	(1,209)
Depreciation, depletion and amortization	6,721	6,141	5,729
Identifiable net assets	211,556	195,476	184,358
(b) Receivable on previously capitalized real estate taxes on Anacostia property			2,311
Corporate
Corporate expenses	(1,614)	(1,261)	(1,091)
Depreciation, depletion and amortization	481	418	403
Identifiable net assets	$ 1,669	$ 1,697	$ 2,297